RELATED PARTY TRANSACTIONS - Finance Income (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ministry of Finance
Transactions with related parties
Total	Rp 0	Rp 2	Rp 9
% of total finance income	0.00%	0.12%	0.64%
Entities under common control
Transactions with related parties
Total	Rp 932	Rp 936	Rp 856
% of total finance income	64.99%	54.55%	60.84%
State-owned banks
Transactions with related parties
Total	Rp 863	Rp 895	Rp 830
% of total finance income	60.18%	52.16%	58.99%
Government agencies
Transactions with related parties
Total	Rp 34	Rp 34	Rp 11
% of total finance income	2.37%	1.98%	0.78%
Others
Transactions with related parties
Total	Rp 35	Rp 5	Rp 6
% of total finance income	2.44%	0.29%	0.43%